Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALIC Co I
Entity Central Index Key	0000719423
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000021763 [Member]
Shareholder Report [Line Items]
Fund Name	Asset Allocation Fund
Class Name	Asset Allocation Fund
Trading Symbol	VCAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Asset Allocation Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Fund*	$34	0.65%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.65%	[1],[2]
Net Assets	$ 157,000,000
Holdings Count | Holding	629
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$157M
Total number of portfolio holdings	629
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	17.5%
Semiconductors	7.9%
Software	7.3%
Internet	6.6%
Banks	6.1%
Computers	5.3%
Diversified Financial Services	4.7%
Retail	4.0%
Electric	3.7%
Collateralized Mortgage Obligations	3.5%
Other Asset Backed Securities	3.0%
Building Materials	2.7%
Aerospace/Defense	2.0%
Biotechnology	1.9%
Repurchase Agreements	1.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021764 [Member]
Shareholder Report [Line Items]
Fund Name	International Equities Index Fund
Class Name	International Equities Index Fund
Trading Symbol	VCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Equities Index Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equities Index Fund*	$20	0.41%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 20	[3]
Expense Ratio, Percent	0.41%	[3],[4]
Net Assets	$ 1,841,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,841M
Total number of portfolio holdings	737
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	12.7%
Pharmaceuticals	8.8%
Insurance	5.8%
Short-Term Investments	4.0%
Oil & Gas	3.5%
Food	3.4%
Semiconductors	3.4%
Telecommunications	3.0%
Auto Manufacturers	2.9%
Commercial Services	2.8%
Electric	2.7%
Aerospace/Defense	2.5%
Software	2.4%
Mining	2.4%
Retail	2.4%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021765 [Member]
Shareholder Report [Line Items]
Fund Name	International Government Bond Fund
Class Name	International Government Bond Fund
Trading Symbol	VCIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Government Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Government Bond Fund*	$42	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 42	[5]
Expense Ratio, Percent	0.82%	[5],[6]
Net Assets	$ 62,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$62M
Total number of portfolio holdings	155
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries
(% of net assets)
Foreign Government Obligations	54.8%
U.S. Government & Agency Obligations	37.6%
Electric	1.8%
Oil & Gas	1.5%
Short-Term Investments	0.8%
Commercial Services	0.4%
Food	0.3%
Mining	0.3%
Chemicals	0.3%
Distribution/Wholesale	0.3%
Energy-Alternate Sources	0.3%
Internet	0.3%
Transportation	0.3%
Country
(% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021766 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	International Growth Fund
Trading Symbol	VCINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund*	$44	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 44	[7]
Expense Ratio, Percent	0.86%	[7],[8]
Net Assets	$ 368,000,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$368M
Total number of portfolio holdings	32
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	15.7%
Apparel	12.5%
Transportation	11.4%
Semiconductors	8.7%
Banks	8.1%
Retail	7.6%
Short-Term Investments	7.0%
Electrical Components & Equipment	5.3%
Machinery-Diversified	4.2%
Diversified Financial Services	3.3%
Healthcare-Products	2.9%
Insurance	2.7%
Private Equity	2.6%
Media	2.3%
Cosmetics/Personal Care	2.3%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021768 [Member]
Shareholder Report [Line Items]
Fund Name	Large Capital Growth Fund
Class Name	Large Capital Growth Fund
Trading Symbol	VLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Large Capital Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Capital Growth Fund*	$38	0.73%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 38	[9]
Expense Ratio, Percent	0.73%	[9],[10]
Net Assets	$ 655,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$655M
Total number of portfolio holdings	55
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	18.3%
Computers	10.7%
Semiconductors	8.7%
Healthcare-Products	7.9%
Diversified Financial Services	7.7%
Electronics	5.9%
Internet	5.6%
Insurance	3.8%
Retail	3.2%
Electrical Components & Equipment	2.9%
Apparel	2.7%
Commercial Services	2.5%
Household Products/Wares	2.5%
REITS	1.9%
Machinery-Diversified	1.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021769 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Fund
Class Name	Mid Cap Index Fund
Trading Symbol	VMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Index Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Fund*	$19	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 19	[11]
Expense Ratio, Percent	0.36%	[11],[12]
Net Assets	$ 3,090,000,000
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,090M
Total number of portfolio holdings	409
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
REITS	6.8%
Retail	6.3%
Banks	6.2%
Insurance	5.4%
Diversified Financial Services	3.9%
Commercial Services	3.6%
Oil & Gas	3.6%
Software	3.6%
Building Materials	3.3%
Machinery-Diversified	3.3%
Biotechnology	3.2%
Electronics	2.9%
Engineering & Construction	2.9%
Computers	2.9%
Healthcare-Products	2.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021770 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Strategic Growth Fund
Class Name	Mid Cap Strategic Growth Fund
Trading Symbol	VMSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Strategic Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Strategic Growth Fund*	$40	0.74%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 40	[13]
Expense Ratio, Percent	0.74%	[13],[14]
Net Assets	$ 991,000,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$991M
Total number of portfolio holdings	142
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	18.5%
Healthcare-Products	9.3%
Diversified Financial Services	8.5%
Retail	6.8%
Commercial Services	4.6%
Computers	4.2%
Insurance	3.9%
Internet	3.7%
Semiconductors	3.2%
Entertainment	3.0%
Electric	2.9%
Aerospace/Defense	2.9%
Electronics	2.4%
Pharmaceuticals	2.0%
Biotechnology	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021772 [Member]
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Nasdaq-100 Index Fund
Trading Symbol	VCNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Nasdaq-100 Index Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund*	$22	0.42%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 22	[15]
Expense Ratio, Percent	0.42%	[15],[16]
Net Assets	$ 1,039,000,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,039M
Total number of portfolio holdings	106
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Semiconductors	22.1%
Internet	20.7%
Software	14.4%
Computers	10.1%
Retail	4.4%
Auto Manufacturers	4.3%
Biotechnology	3.3%
Telecommunications	3.2%
Beverages	2.2%
Commercial Services	2.1%
Repurchase Agreements	2.0%
Healthcare-Products	1.6%
Media	1.5%
Chemicals	1.4%
Electric	1.3%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021773 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	Science & Technology Fund
Trading Symbol	VCSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Science & Technology Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund*	$48	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 48	[17]
Expense Ratio, Percent	0.90%	[17],[18]
Net Assets	$ 2,930,000,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 11,400,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,930M
Total number of portfolio holdings	107
Total net advisory fee paid	$11.4M
Portfolio turnover rate during the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	33.8%
Semiconductors	24.1%
Internet	19.2%
Computers	12.9%
Commercial Services	1.6%
Auto Manufacturers	1.6%
Telecommunications	1.4%
Machinery-Construction & Mining	1.1%
Electronics	1.0%
Diversified Financial Services	0.6%
Short-Term Investments	0.5%
Media	0.5%
Toys/Games/Hobbies	0.4%
Healthcare-Services	0.3%
Electric	0.2%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021774 [Member]
Shareholder Report [Line Items]
Fund Name	Systematic Growth Fund
Class Name	Systematic Growth Fund
Trading Symbol	VCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Systematic Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Growth Fund*	$35	0.64%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 35	[19]
Expense Ratio, Percent	0.64%	[19],[20]
Net Assets	$ 1,048,000,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,048M
Total number of portfolio holdings	289
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	21.0%
Software	17.0%
Semiconductors	15.6%
Computers	12.3%
Diversified Financial Services	5.4%
Pharmaceuticals	4.4%
Retail	3.9%
Auto Manufacturers	2.2%
Commercial Services	2.0%
Engineering & Construction	1.8%
Insurance	1.8%
Biotechnology	1.2%
Unaffiliated Investment Companies	1.2%
Beverages	1.0%
Healthcare-Products	0.8%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021776 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Fund
Class Name	Small Cap Index Fund
Trading Symbol	VCSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Index Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund*	$21	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 21	[21]
Expense Ratio, Percent	0.38%	[21],[22]
Net Assets	$ 1,186,000,000
Holdings Count | Holding	1,989
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,186M
Total number of portfolio holdings	1,989
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	9.4%
Biotechnology	7.7%
REITS	6.1%
Software	5.2%
Commercial Services	4.4%
Retail	3.9%
Diversified Financial Services	3.8%
Healthcare-Products	3.3%
Pharmaceuticals	2.6%
Oil & Gas	2.5%
Insurance	2.5%
Electronics	2.3%
Machinery-Diversified	2.2%
Computers	2.1%
Engineering & Construction	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021777 [Member]
Shareholder Report [Line Items]
Fund Name	International Socially Responsible Fund
Class Name	International Socially Responsible Fund
Trading Symbol	VCSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Socially Responsible Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Socially Responsible Fund*	$29	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 29	[23]
Expense Ratio, Percent	0.58%	[23],[24]
Net Assets	$ 475,000,000
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$475M
Total number of portfolio holdings	411
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Insurance	8.9%
Pharmaceuticals	8.2%
Banks	8.0%
Commercial Services	3.9%
Chemicals	3.5%
Semiconductors	3.3%
Healthcare-Products	2.9%
Software	2.7%
Oil & Gas	2.7%
Telecommunications	2.5%
Auto Manufacturers	2.5%
Electronics	2.4%
Food	2.3%
Diversified Financial Services	2.3%
Engineering & Construction	2.2%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021778 [Member]
Shareholder Report [Line Items]
Fund Name	Stock Index Fund
Class Name	Stock Index Fund
Trading Symbol	VSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Stock Index Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Index Fund*	$12	0.23%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 12	[25]
Expense Ratio, Percent	0.23%	[25],[26]
Net Assets	$ 7,025,000,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$7,025M
Total number of portfolio holdings	509
Total net advisory fee paid	$4.7M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	11.8%
Semiconductors	10.8%
Software	10.4%
Computers	8.7%
Retail	4.8%
Banks	4.4%
Pharmaceuticals	4.4%
Insurance	3.9%
Diversified Financial Services	3.7%
Healthcare-Products	3.0%
Oil & Gas	2.7%
Electric	2.3%
Auto Manufacturers	2.3%
REITS	2.1%
Healthcare-Services	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021782 [Member]
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Government Securities Fund
Trading Symbol	VCGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Government Securities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Securities Fund*	$34	0.66%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 34	[27]
Expense Ratio, Percent	0.66%	[27],[28]
Net Assets	$ 130,000,000
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$130M
Total number of portfolio holdings	180
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021783 [Member]
Shareholder Report [Line Items]
Fund Name	Systematic Core Fund
Class Name	Systematic Core Fund
Trading Symbol	VCGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Systematic Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Core Fund*	$34	0.63%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 34	[29]
Expense Ratio, Percent	0.63%	[29],[30]
Net Assets	$ 631,000,000
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$631M
Total number of portfolio holdings	722
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	11.2%
Internet	10.5%
Semiconductors	9.2%
Computers	8.9%
Retail	6.4%
Insurance	4.9%
Diversified Financial Services	4.7%
Pharmaceuticals	4.5%
Banks	3.5%
Healthcare-Services	2.4%
Oil & Gas	2.1%
Healthcare-Products	1.9%
Commercial Services	1.9%
Media	1.7%
REITS	1.7%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021785 [Member]
Shareholder Report [Line Items]
Fund Name	Dividend Value Fund
Class Name	Dividend Value Fund
Trading Symbol	VCIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Dividend Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Value Fund*	$36	0.69%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 36	[31]
Expense Ratio, Percent	0.69%	[31],[32]
Net Assets	$ 824,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$824M
Total number of portfolio holdings	135
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	9.7%
Software	7.7%
Pharmaceuticals	7.6%
Insurance	5.3%
Electric	5.1%
Oil & Gas	4.6%
Diversified Financial Services	4.3%
Aerospace/Defense	3.9%
Chemicals	3.7%
Healthcare-Services	3.5%
Computers	3.4%
Semiconductors	3.3%
Telecommunications	3.2%
Short-Term Investments	3.2%
Media	3.2%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021786 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation Protected Fund
Class Name	Inflation Protected Fund
Trading Symbol	VCTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Inflation Protected Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Fund*	$30	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 30	[33]
Expense Ratio, Percent	0.60%	[33],[34]
Net Assets	$ 399,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$399M
Total number of portfolio holdings	112
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022843 [Member]
Shareholder Report [Line Items]
Fund Name	Systematic Value Fund
Class Name	Systematic Value Fund
Trading Symbol	VBCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Systematic Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Value Fund*	$29	0.54%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 29	[35]
Expense Ratio, Percent	0.54%	[35],[36]
Net Assets	$ 480,000,000
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$480M
Total number of portfolio holdings	148
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Insurance	10.1%
Diversified Financial Services	7.9%
Banks	6.9%
Computers	6.5%
REITS	5.7%
Biotechnology	4.9%
Pharmaceuticals	4.8%
Retail	4.5%
Oil & Gas	4.2%
Aerospace/Defense	3.5%
Media	3.3%
Healthcare-Services	3.3%
Electronics	2.9%
Electrical Components & Equipment	2.9%
Food	2.8%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022844 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	International Value Fund
Trading Symbol	VCFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Fund*	$41	0.81%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 41	[37]
Expense Ratio, Percent	0.81%	[37],[38]
Net Assets	$ 447,000,000
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$447M
Total number of portfolio holdings	165
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	16.4%
Oil & Gas	8.9%
Pharmaceuticals	8.5%
Electric	7.0%
Insurance	6.4%
Food	6.1%
Diversified Financial Services	5.0%
Mining	4.6%
Telecommunications	4.4%
Distribution/Wholesale	3.9%
Commercial Services	3.0%
Short-Term Investments	2.1%
Beverages	2.0%
Semiconductors	1.9%
Retail	1.8%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022845 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Economies Fund
Class Name	Emerging Economies Fund
Trading Symbol	VCGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Emerging Economies Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Economies Fund*	$49	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 49	[39]
Expense Ratio, Percent	0.95%	[39],[40]
Net Assets	$ 761,000,000
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$761M
Total number of portfolio holdings	400
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	111%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Semiconductors	16.3%
Banks	16.2%
Internet	12.4%
Computers	5.1%
Diversified Financial Services	4.4%
Insurance	4.0%
Telecommunications	3.5%
Auto Manufacturers	2.7%
Oil & Gas	2.6%
Chemicals	2.4%
Retail	2.3%
Mining	2.3%
Beverages	1.9%
Short-Term Investments	1.9%
Electric	1.8%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022846 [Member]
Shareholder Report [Line Items]
Fund Name	Global Strategy Fund
Class Name	Global Strategy Fund
Trading Symbol	VGLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Global Strategy Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Strategy Fund*	$34	0.65%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 34	[41]
Expense Ratio, Percent	0.65%	[41],[42]
Net Assets	$ 222,000,000
Holdings Count | Holding	637
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$222M
Total number of portfolio holdings	637
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Short-Term Investments	9.0%
Internet	7.3%
Semiconductors	6.0%
Banks	5.7%
Software	4.7%
Diversified Financial Services	4.6%
Oil & Gas	4.2%
Foreign Government Obligations	4.1%
Investment Companies	4.1%
Collateralized Mortgage Obligations	3.6%
Computers	3.6%
Retail	3.6%
Insurance	2.5%
Other Asset Backed Securities	2.5%
Commercial Services	2.3%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022849 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Special Values Fund
Class Name	Small Cap Special Values Fund
Trading Symbol	VSSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Special Values Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Special Values Fund*	$47	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 47	[43]
Expense Ratio, Percent	0.89%	[43],[44]
Net Assets	$ 222,000,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$222M
Total number of portfolio holdings	125
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	11.1%
Chemicals	9.8%
Commercial Services	5.9%
Insurance	5.9%
Building Materials	5.6%
Household Products/Wares	5.5%
Food	5.2%
Metal Fabricate/Hardware	4.9%
Packaging & Containers	4.1%
Oil & Gas	4.0%
Machinery-Diversified	3.7%
REITS	3.6%
Short-Term Investments	3.4%
Hand/Machine Tools	3.2%
Healthcare-Products	2.8%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022851 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Growth Fund
Trading Symbol	VCULX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund*	$33	0.61%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 33	[45]
Expense Ratio, Percent	0.61%	[45],[46]
Net Assets	$ 1,787,000,000
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,787M
Total number of portfolio holdings	246
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	22.9%
Semiconductors	18.8%
Software	16.5%
Computers	9.5%
Diversified Financial Services	4.8%
Healthcare-Products	4.3%
Pharmaceuticals	3.4%
Auto Manufacturers	3.4%
Aerospace/Defense	1.5%
Machinery-Construction & Mining	1.4%
Retail	1.3%
Private Equity	1.3%
Chemicals	1.2%
Commercial Services	1.2%
Distribution/Wholesale	1.2%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000059956 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Global Real Estate Fund
Trading Symbol	VGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Global Real Estate Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund*	$48	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 48	[47]
Expense Ratio, Percent	0.90%	[47],[48]
Net Assets	$ 404,000,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$404M
Total number of portfolio holdings	87
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Diversified REITS	20.1%
Warehouse/Industrial REITS	13.1%
Apartment REITS	12.1%
Real Estate	10.1%
Health Care REITS	9.1%
Shopping Centers REITS	8.9%
Storage REITS	7.7%
Office Property REITS	4.1%
Manufactured Homes REITS	3.1%
Regional Malls REITS	2.8%
Hotel REITS	2.8%
Short-Term Investments	1.7%
Single Tenant REITS	1.5%
Healthcare-Services	1.1%
Engineering & Construction	1.0%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000121199 [Member]
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Dynamic Allocation Fund
Trading Symbol	VDAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Dynamic Allocation Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Allocation Fund*	$19	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 19	[49]
Expense Ratio, Percent	0.36%	[49],[50]
Net Assets	$ 143,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$143M
Total number of portfolio holdings	48
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Fund's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222575 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Growth Lifestyle Fund
Class Name	Aggressive Growth Lifestyle Fund
Trading Symbol	VLAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Aggressive Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Lifestyle Fund*	$6	0.11%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 6	[51]
Expense Ratio, Percent	0.11%	[51],[52]
Net Assets	$ 734,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$734M
Total number of portfolio holdings	10
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Fund's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222576 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Socially Responsible Fund
Class Name	U.S. Socially Responsible Fund
Trading Symbol	VSRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I U.S. Socially Responsible Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Socially Responsible Fund*	$20	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 20	[53]
Expense Ratio, Percent	0.37%	[53],[54]
Net Assets	$ 700,000,000
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$700M
Total number of portfolio holdings	196
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	15.2%
Semiconductors	13.0%
Diversified Financial Services	9.2%
Retail	5.7%
Computers	5.5%
Internet	4.4%
Healthcare-Products	3.9%
Commercial Services	3.5%
Telecommunications	3.3%
Oil & Gas	3.3%
Insurance	3.0%
REITS	2.9%
Pharmaceuticals	2.9%
Electric	2.5%
Repurchase Agreements	2.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222577 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Fund
Class Name	Capital Appreciation Fund
Trading Symbol	VAPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Capital Appreciation Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund*	$39	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 39	[55]
Expense Ratio, Percent	0.72%	[55],[56]
Net Assets	$ 235,000,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$235M
Total number of portfolio holdings	62
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	19.1%
Software	17.4%
Semiconductors	16.5%
Computers	10.3%
Diversified Financial Services	5.3%
Pharmaceuticals	5.1%
Commercial Services	4.1%
Retail	4.1%
Biotechnology	3.0%
Telecommunications	2.2%
Apparel	1.9%
Short-Term Investments	1.6%
Miscellaneous Manufacturing	1.6%
Insurance	1.5%
Auto Manufacturers	1.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222578 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Growth Lifestyle Fund
Class Name	Conservative Growth Lifestyle Fund
Trading Symbol	VGCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Conservative Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Growth Lifestyle Fund*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 6	[57]
Expense Ratio, Percent	0.12%	[57],[58]
Net Assets	$ 294,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$294M
Total number of portfolio holdings	10
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Fund's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222579 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Core Bond Fund
Trading Symbol	VCBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Core Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund*	$25	0.49%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 25	[59]
Expense Ratio, Percent	0.49%	[59],[60]
Net Assets	$ 2,550,000,000
Holdings Count | Holding	1,592
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,550M
Total number of portfolio holdings	1,592
Total net advisory fee paid	$5.0M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	55.0%
Banks	8.5%
Other Asset Backed Securities	3.6%
Collateralized Mortgage Obligations	3.6%
Electric	3.2%
Short-Term Investments	2.7%
Auto Loan Receivables	2.4%
Oil & Gas	1.4%
Pharmaceuticals	1.3%
Diversified Financial Services	1.3%
Foreign Government Obligations	1.2%
Telecommunications	1.2%
Pipelines	1.1%
Insurance	1.1%
Healthcare-Services	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222580 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	High Yield Bond Fund
Trading Symbol	VHYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I High Yield Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund*	$36	0.69%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 36	[61]
Expense Ratio, Percent	0.69%	[61],[62]
Net Assets	$ 350,000,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$350M
Total number of portfolio holdings	289
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries
(% of net assets)
Short-Term Investments	10.1%
Media	7.9%
Oil & Gas	7.1%
Retail	5.5%
Commercial Services	5.4%
Telecommunications	4.9%
Diversified Financial Services	4.9%
Packaging & Containers	4.4%
Entertainment	4.4%
Software	4.0%
Insurance	3.8%
Computers	3.6%
Home Builders	3.4%
Leisure Time	3.3%
Pipelines	3.2%
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222581 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	International Opportunities Fund
Trading Symbol	VIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund*	$51	1.01%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 51	[63]
Expense Ratio, Percent	1.01%	[63],[64]
Net Assets	$ 389,000,000
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$389M
Total number of portfolio holdings	348
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	6.4%
Machinery-Diversified	6.4%
Healthcare-Products	5.3%
Computers	5.1%
Commercial Services	5.0%
Short-Term Investments	4.8%
Electronics	4.8%
Internet	4.2%
Retail	4.0%
Banks	3.9%
Miscellaneous Manufacturing	3.0%
Diversified Financial Services	3.0%
Food	2.7%
Chemicals	2.7%
Distribution/Wholesale	2.6%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222582 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Mid Cap Value Fund
Trading Symbol	VVMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund*	$44	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 44	[65]
Expense Ratio, Percent	0.82%	[65],[66]
Net Assets	$ 875,000,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$875M
Total number of portfolio holdings	207
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	62%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
REITS	9.3%
Diversified Financial Services	9.2%
Banks	6.6%
Oil & Gas	5.2%
Electronics	4.3%
Insurance	4.1%
Retail	3.0%
Electric	3.0%
Chemicals	2.9%
Aerospace/Defense	2.9%
Transportation	2.6%
Commercial Services	2.6%
Building Materials	2.5%
Machinery-Diversified	2.4%
Computers	2.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222583 [Member]
Shareholder Report [Line Items]
Fund Name	Moderate Growth Lifestyle Fund
Class Name	Moderate Growth Lifestyle Fund
Trading Symbol	VLSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Moderate Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Growth Lifestyle Fund*	$5	0.10%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 5	[67]
Expense Ratio, Percent	0.10%	[67],[68]
Net Assets	$ 1,052,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,052M
Total number of portfolio holdings	10
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Fund's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222584 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Small Cap Value Fund
Trading Symbol	VVSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund*	$45	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 45	[69]
Expense Ratio, Percent	0.83%	[69],[70]
Net Assets	$ 375,000,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$375M
Total number of portfolio holdings	435
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	18.9%
REITS	11.0%
Commercial Services	4.8%
Oil & Gas	4.3%
Diversified Financial Services	4.1%
Biotechnology	3.4%
Retail	3.3%
Engineering & Construction	3.0%
Building Materials	2.8%
Insurance	2.7%
Home Builders	2.7%
Electric	2.7%
Electronics	2.4%
Distribution/Wholesale	2.1%
Savings & Loans	1.8%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000224903 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Small Cap Growth Fund
Trading Symbol	VVSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund*	$47	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 47	[71]
Expense Ratio, Percent	0.87%	[71],[72]
Net Assets	$ 545,000,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$545M
Total number of portfolio holdings	158
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Biotechnology	10.2%
Software	9.1%
Healthcare-Products	6.9%
Commercial Services	6.1%
Building Materials	5.0%
Pharmaceuticals	4.8%
Retail	4.5%
Insurance	3.7%
Semiconductors	3.6%
Healthcare-Services	2.9%
Aerospace/Defense	2.9%
Engineering & Construction	2.8%
Internet	2.7%
Distribution/Wholesale	2.5%
Environmental Control	2.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[2]	Annualized
[3]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[4]	Annualized
[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[6]	Annualized
[7]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[8]	Annualized
[9]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[10]	Annualized
[11]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[12]	Annualized
[13]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[14]	Annualized
[15]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[16]	Annualized
[17]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[18]	Annualized
[19]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[20]	Annualized
[21]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[22]	Annualized
[23]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[24]	Annualized
[25]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[26]	Annualized
[27]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[28]	Annualized
[29]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[30]	Annualized
[31]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[32]	Annualized
[33]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[34]	Annualized
[35]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[36]	Annualized
[37]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[38]	Annualized
[39]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[40]	Annualized
[41]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[42]	Annualized
[43]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[44]	Annualized
[45]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[46]	Annualized
[47]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[48]	Annualized
[49]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[50]	Annualized
[51]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[52]	Annualized
[53]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[54]	Annualized
[55]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[56]	Annualized
[57]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[58]	Annualized
[59]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[60]	Annualized
[61]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[62]	Annualized
[63]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[64]	Annualized
[65]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[66]	Annualized
[67]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[68]	Annualized
[69]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[70]	Annualized
[71]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.
[72]	Annualized